Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	$ 771,120	$ 771,218
Capital Levels Maintained	11,223,706	8,003,500
Excess Net Capital	$ 10,452,586	$ 7,232,282
Percent of Requirement Maintained	1356.00%	1038.00%
Zhong Yang Securities Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	$ 385,560	$ 385,609
Capital Levels Maintained	10,527,257	7,319,000
Excess Net Capital	$ 10,141,697	$ 6,933,391
Percent of Requirement Maintained	2630.00%	1898.00%
Zhong Yang Capital Limited [Member]
Schedule of Capital Requirements [Line Items]
Minimum Regulatory Capital Requirements	$ 385,560	$ 385,609
Capital Levels Maintained	696,449	684,500
Excess Net Capital	$ 310,889	$ 298,891
Percent of Requirement Maintained	81.00%	178.00%